Leases - Maturity profile of the Group's net investment in leases (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2024
Leases
Gross investment in leases	€ 406		€ 343
Unearned finance income	(33)		(33)
Net investment in leases	373		310
Adjustment to previously reported committed operating lease payments due to reclassification to discontinued operations	51	€ 54
Vodafone Spain
Leases
Adjustment to previously reported lease income due to reclassification to discontinued operations	78	85
Vodafone Italy
Leases
Adjustment to previously reported lease income due to reclassification to discontinued operations	10	€ 9
Within one year
Leases
Gross investment in leases	111		106
In more than one year but less than two years
Leases
Gross investment in leases	88		80
In more than two years but less than three years
Leases
Gross investment in leases	67		56
In more than three years but less than four years
Leases
Gross investment in leases	54		49
In more than four years but less than five years
Leases
Gross investment in leases	47		35
In more than five years
Leases
Gross investment in leases	€ 39		€ 17